E*TRADE INTERNATIONAL INDEX FUND
SEMIANNUAL REPORT


Dear E*TRADE Funds Shareholders,

We are writing for report the performance of the E*TRADE International Index Fund (the "Fund") for the first half of 2000. We'd also like to take this opportunity to thank you for investing in the Fund.

The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index" or the "Index").* For the period ended June 30, 2000, the Fund returned -4.98%, and it has returned a cumulative 10.92% since inception on October 22, 1999. In comparison, the Index returned -4.06% for the period ended June 30, 2000. Since November 1, 1999, the Fund has returned 7.28%, while the Index has returned 8.18% over the same period. Rising interest rates, both in the U.S. and overseas, put a damper on equities worldwide in the first half of the year. Markets that performed well during the first quarter did so mainly due to continued strong growth in the telecommunications and technology sectors. However, this trend reversed in the second quarter as investors fled "new economy" telecommunications and technology companies for value-oriented "old economy" companies.

Not surprisingly, two of EAFE's best performing countries for the first quarter were the home countries of cellular-phone darlings Ericsson and Nokia. Sweden was the best performer for the quarter, up 17%, largely due to a 39% return for Ericsson, which represents about half of Sweden's index. Finland contributed 11.60%, thanks to a 23% return for Nokia, which makes up 73% of the local index. The UK declined 5.54% amid interest rate hikes by the Bank of England and fears of further tightening in the U.S. Japan's lackluster performance of 0.87% for the quarter was characterized by two themes. First, the euphoria surrounding technology stocks propelled the sector higher, led by companies such as internet-related Softbank, which gained 52% in February alone. The second factor was contracted GDP figures, coupled with rising interest rates in the U.S. and abroad, which tempered these returns and resulted in a relatively flat overall return for the quarter.

During the second quarter, twelve of the twenty countries comprising the Index posted losses. Reversing the first quarter's trend, telecom and other "new economy" stocks registered the most significant declines. Japan, which at 26.9% represents the largest component of EAFE, fell 6.19% for the quarter, due largely to Sony's 32% plunge. Nippon Telephone and Telegraph also contributed to the loss, dropping 14%. UK, the second largest EAFE country, dropped 6.54%, largely due to British Telecom's loss of 27%. Germany, the fourth largest country in EAFE, fell 29%. Deutsche Telekom, which represents 25% of Germany's index, lost 11.76% for the quarter.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The Fund's unaudited financial statements for the period ended June 30, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE International Index Fund.


Sincerely,

E*TRADE Funds


* The EAFE Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a servicemark of MSCI. MSCI does not sponsor the Fund, nor is it affiliated in any way with the E*TRADE Group, Inc. "Morgan Stanley Capital International Europe, Australasia, Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are trademarks of MSCI. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

** The Fund began operations on October 22, 1999. Index Comparisons began on
   November 1, 1999.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments



    SECURITY                                                 SHARES      VALUE
    ----------------------------------------------------------------------------
    COMMON STOCKS--94.61%
    AUSTRALIA--2.44%
    ----------------------------------------------------------------------------
    AMP Ltd.                                                 11,687    118,770
    Boral Ltd.                                  +            71,979     90,362
    Brambles Industries Ltd.                                  1,699     52,140
    Broken Hill Proprietary Co. Ltd.                         12,867    151,916
    Coca-Cola Amatil Ltd.                                    20,876     40,560
    Cochlear Ltd.                                             1,233     21,197
    Coles Myer Ltd.                                          12,062     46,249
    Commonwealth Bank of Australia                            9,859    163,197
    Computershare Ltd.                                        5,287     27,149
    Gandel Retail Trust                                      30,252     19,531
    Lend Lease Corp. Ltd.                                     3,501     44,595
    National Australia Bank Ltd.                              9,288    154,900
    News Corp. Ltd.                                          14,697    202,075
    Orica Ltd.                                               12,833     58,135
    Rio Tinto Ltd.                                            3,595     59,356
    Santos Ltd.                                              18,862     57,393
    Smith (Howard) Ltd.                                      12,782     62,351
    Southcorp Ltd.                                           13,279     38,262
    TABCORP Holdings Ltd.                                     7,813     44,838
    Telstra Corp Ltd.                                        55,984    226,909
    Wesfarmers Ltd.                                           5,793     46,058
    Westpac Banking Corp. Ltd.                               11,045     79,563
    WMC Ltd.                                                 12,094     54,029
    Woolworths Ltd.                                          13,395     49,366
    ----------------------------------------------------------------------------
                                                                     1,908,901
    ----------------------------------------------------------------------------

    AUSTRIA--0.15%
    ----------------------------------------------------------------------------
    Bank Austria AG                                           1,142     55,629
    OMV AG                                                      677     58,820
    ----------------------------------------------------------------------------
                                                                       114,449
    ----------------------------------------------------------------------------

    BELGIUM--0.70%
    ----------------------------------------------------------------------------
    Colruyt NV                                                  784     33,220
    Delhaize "Le Lion" SA                                       770     46,058
    Dolmen Computer Applications NV             +                64      1,253
    Electrabel SA                                               292     72,178
    Fortis "B"                                                4,572    133,049
    Groupe Bruxelles Lambert SA                                 226     56,425
    KBC Bancassurance Holding NV                              2,194     96,567
    PetroFina SA                                                  1        549
    Solvay SA                                                   803     54,050
    UCB SA                                                    1,499     55,072
    ----------------------------------------------------------------------------
                                                                       548,421
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
    DENMARK--0.79%
    ----------------------------------------------------------------------------
    A/S Dampskibsselskabet Svendborg  "B"                         6     88,680
    D/S 1912 "B"                                                  8     84,969
    Den Danske Bank Group                                       500     60,144
    Nordic Baltic Holding AB                    +             8,626     62,918
    Novo-Nordisk A/S "B"                                        538     91,565
    Tele Danmark A/S                                          1,600    107,696
    Vestas Wind Systems A/S 144A                              3,290    120,829
    ----------------------------------------------------------------------------
                                                                       616,801
    ----------------------------------------------------------------------------

    FINLAND--2.94%
    ----------------------------------------------------------------------------
    Nokia OYJ                                                37,124  1,894,497
    Pohjola Group Insurance Corp. "B"                           623     22,020
    Sonera Group OYJ                                          6,460    294,508
    Tietoenator OYJ                                             771     25,727
    UPM-Kymmene OYJ                                           2,700     67,024
    ----------------------------------------------------------------------------
                                                                     2,303,776
    ----------------------------------------------------------------------------

    FRANCE--10.67%
    ----------------------------------------------------------------------------
    Accor SA                                                  1,871     76,688
    Air Liquide                                                 708     92,389
    Alcatel SA                                                9,016    591,374
    Aventis SA                                                5,809    424,005
    AXA UAP                                                   2,875    452,911
    Banque National de Paris                                  3,426    329,715
    Bouygues SA                                 +               244    163,072
    Canal Plus                                                  925    155,434
    Cap Gemini SA                                               951    167,521
    Carrefour Supermarche SA                                  5,246    358,619
    Compagnie de Saint Gobain                                   694     93,824
    Compagnie Generale des Etablissements
       Michelin "B"                                           1,523     48,872
    Dassault Systemes SA                                        892     83,205
    Etablissements Economiques du Casino
       Guichard-Perrachon                                       746     69,088
    France Telecom SA                                         7,852  1,097,521
    Groupe Danone                                             1,062    140,939
    Lafarge SA                                                  892     69,324
    Lagardere S.C.A                                             991     75,693
    L'OREAL                                     +               490    424,321
    LVMH (Louis Vuitton Moet Hennessy)          +               716    295,249
    Pechiney SA "A"                                           1,184     49,400
    Pernod Ricard                                             1,657     90,176
    Pinault-Printemps-Redoute SA                                845    187,735
    PSA Peugeot Citroen                                         375     75,258
    Publicis SA                                                  81     31,785
    Sagem SA                                                     81     94,967
    Sanofi-Synthelabo SA                                      5,337    254,266
    Schneider SA                                              1,307     91,094
    Societe Generale "A"                                      3,076    185,020
    Sodexho Alliance SA                                         319     57,868
    STMicroelectronics NV                                     6,475    408,014
    Suez Lyonnaise des Eaux SA                                1,338    234,417
    Thomson CSF                                               1,339     52,747
    Total SA - Series B                                       5,694    873,081

    Usinor SA                                                 2,549     31,102
    Valeo SA                                                    873     46,676
    Vivendi                                                   4,375    386,168
    ----------------------------------------------------------------------------
                                                                     8,359,538
    ----------------------------------------------------------------------------

    GERMANY--7.99%
    ----------------------------------------------------------------------------
    Allianz AG                                                1,799    646,334
    BASF AG                                                   4,650    188,684
    Bayer AG                                                  5,300    202,914
    Beiersdorf AG                                               894     74,259
    Continental AG                                            2,228     37,439
    DaimlerChrysler AG                                        7,896    411,841
    Deutsche Bank AG - Registered Shares                      4,688    385,821
    Deutsche Lufthansa AG                                     3,128     73,019
    Deutsche Telekom AG                                      23,399  1,335,949
    Dresdner Bank AG                                          3,850    158,427
    EM TV & Merchandising AG                                  1,078     63,658
    Fresenius Medical Care AG                                   787     62,756
    Heidelberger Zement AG                                      710     43,384
    HypoVereinsbank                                           3,050    199,472
    Karstadt AG                                               1,318     34,353
    Linde AG                                                  1,562     62,785
    MAN AG                                                    1,448     43,769
    Merck KGaA                                                1,873     57,224
    Metro AG                                                  2,681     94,683
    Muenchener Rueckversicherungs-
       Gesellschaf                                            1,273    398,652
    Preussag AG                                               1,815     58,571
    RWE AG                                                    3,898    132,304
    SAP AG                                                    1,473    217,141
    Schering AG                                               1,767     96,246
    Siemens AG                                                4,516    681,244
    Thyssen Krupp AG                                          4,605     74,963
    Veba AG                                                   5,626    271,258
    Volkswagen AG                                             3,021    114,478
    WCM Beteiligungs & Grundbesi AG                           1,587     37,259
    ----------------------------------------------------------------------------
                                                                     6,258,887
    ----------------------------------------------------------------------------

    HONG KONG--1.96%
    ----------------------------------------------------------------------------
    Cathay Pacific Airways Ltd.                              31,000     57,462
    CLP Holdings Ltd.                                        16,500     76,832
    Esprit Holdings Ltd.                                     16,000     16,624
    Hang Seng Bank Ltd                                       15,100    143,337
    Henderson Land Development Co. Ltd.                      15,000     65,998
    Hong Kong & China Gas Co. Ltd.                           49,060     55,065
    Hong Kong Telecommunications Ltd.                        90,400    198,880
    Hutchison Whampoa Ltd.                                   29,700    373,365
    Johnson Electric Holdings Ltd.                            8,000     75,684
    Li & Fung Ltd.                                           12,000     60,034
    Pacific Century Cyberworks Ltd.             +            40,000     79,020
    Sun Hung Kai Properties Ltd.                             21,000    150,853
    Swire Pacific Ltd. "A"                                   18,500    108,216
    Television Broadcasts Ltd.                                4,000     26,682
    Wharf Holdings Ltd.                                      27,000     48,316
    ----------------------------------------------------------------------------
                                                                     1,536,368
    ----------------------------------------------------------------------------

    IRELAND--0.37%
    ----------------------------------------------------------------------------
    Allied Irish Banks PLC                                    8,668     77,627
    CRH PLC                                                   3,725     67,395
    Eircom PLC                                               17,419     46,566
    Irish Life & Permanent PLC                                5,332     45,255
    Kerry Group PLC                                           3,985     51,098
    ----------------------------------------------------------------------------
                                                                       287,941
    ----------------------------------------------------------------------------

    ITALY--4.14%
    ----------------------------------------------------------------------------
    Assicurazioni Generali SpA                                8,594    294,565
    Banca di Roma SpA                                        64,474     79,161
    Banca Intesa SpA                                         39,543    177,066
    Benetton Group SpA                                       23,233     48,578
    Beni Stabili SpA                                          6,022      3,231
    Enel SpA                                                 52,366    231,987
    ENI SpA                                                  64,554    372,883
    Fiat SpA                                                  3,781     98,118
    Mediaset SpA                                              8,790    134,277
    Mediobanca Banca SpA                                      9,411     97,040
    Olivetti SpA                                +            39,777    144,693
    Pirelli SpA                                              24,078     63,332
    Riunione Adriatica di Sicurta SpA                         7,600     83,446
    San Paolo - IMI SpA                                      10,593    188,014
    Telecom Italia Mobile SpA                                51,099    522,022
    Telecom Italia Mobile SpA Rnc                            14,238     71,640
    Telecom Italia SpA                                       28,635    393,688
    Telecom Italia SpA Rnc                                    7,464     49,527
    Unicredito Italiano SpA                                  39,134    187,190
    ----------------------------------------------------------------------------
                                                                     3,240,458
    ----------------------------------------------------------------------------

    JAPAN--25.43%
    ----------------------------------------------------------------------------
    Acom Co. Ltd.                                             1,200    100,815
    Advantest Corp.                                             800    178,196
    Ajinomoto Co. Inc.                                        6,000     76,854
    Asahi Bank Ltd.                                          23,000     96,614
    Asahi Breweries Ltd.                                      6,000     71,712
    Asahi Chemical Industry Co. Ltd.                         13,000     91,829
    Asahi Glass Co. Ltd.                                     11,000    122,769
    Bank of Tokyo-Mitsubishi Ltd.                            37,000    446,405
    Bank of Yokohama Ltd.                                    11,000     49,211
    Benesse Corporation                                         800     55,380
    Bridgestone Corp.                                         7,000    148,010
    Canon Inc.                                                7,000    348,104
    Casio Computer Co. Ltd.                                   5,000     56,039
    Central Japan Railway Co.                                    15     84,766
    Chugai Pharmaceutical Co. Ltd.                            3,000     56,652
    Dai Nippon Printing Co. Ltd.                              6,000    105,618
    Daiichi Pharmaceutical Co. Ltd.                           4,000    101,342
    Daikin Industries Ltd.                                    3,000     69,649
    Daiwa Bank Ltd.                                          17,000     44,032
    Daiwa House Industry Co. Ltd.                             7,000     51,029
    Daiwa Securities Co. Ltd.                                11,000    145,044
    Denso Corp.                                               7,000    170,096
    East Japan Railway Co.                                       28    162,449
    Ebara Corporation                                         5,000     67,671

    Eisai Co. Ltd.                                            3,000     96,068
    Fanuc Ltd.                                                1,900    193,087
    Fuji Bank Ltd.                                           26,000    197,371
    Fuji Photo Film Co.                                       4,000    163,504
    Fujitsu Ltd.                                             15,000    518,484
    Furukawa Electric Co. Ltd.                                6,000    125,171
    Hirose Electric Co. Ltd.                                    500     77,749
    Hitachi Ltd.                                             26,000    374,665
    Honda Motor Co. Ltd.                                      8,000    272,004
    Hoya Corp.                                                1,000     89,475
    Industrial Bank of Japan Ltd.                            21,000    159,020
    Itochu Corp.                                +            12,000     60,467
    Ito-Yokado Co. Ltd.                                       3,000    180,269
    Japan Airlines Co. Ltd.                                  19,000     72,116
    Japan Tobacco Inc.                                           15    131,528
    Joyo Bank Ltd.                                           12,000     46,112
    Jusco Co. Ltd.                                            3,000     56,793
    Kaneka Corp.                                              4,000     44,040
    Kansai Electric Power Co. Inc.                            5,600    100,106
    Kao Corp.                                                 4,000    122,063
    Kawasaki Steel Corp.                                     33,000     47,243
    Keihin Electric Express Railway                          14,000     52,611
    Kinden Corp.                                             12,000     75,272
    Kinki Nippon Railway Co. Ltd.                            19,000     76,948
    Kirin Brewery Co. Ltd.                                    8,000     99,835
    Komatsu Ltd.                                             12,000     84,313
    Konami Company Ltd.                                       1,100     69,414
    Kubota Corp.                                             17,000     61,644
    Kuraray Co. Ltd.                                          8,000     91,622
    Kyocera Corp.                                             1,400    237,212
    Kyowa Hakko Kogyo Co. Ltd.                                4,000     39,068
    Marubeni Corp.                              +            13,000     44,690
    Marui Co. Ltd.                                            4,000     76,478
    Matsushita Electric Industrial Co. Ltd.                  15,000    388,509
    Minebea Co. Ltd.                                          5,000     62,633
    Mitsubishi Chemical Corp.                                19,000     77,843
    Mitsubishi Corp.                                         12,000    108,388
    Mitsubishi Electric Corp.                                17,000    183,809
    Mitsubishi Estate Co. Ltd.                               11,000    129,296
    Mitsubishi Heavy Industries Ltd.                         30,000    132,801
    Mitsubishi Rayon Co.                                     18,000     54,994
    Mitsubishi Trust & Banking Corp.                         11,000     85,265
    Mitsui & Co. Ltd.                                        12,000     91,547
    Mitsui Fudosan Co. Ltd.                                   8,000     86,650
    Mitsui Marine & Fire Insurance Co. Ltd.                  11,000     52,837
    Murata Manufacturing Co. Ltd.                             2,000    286,696
    NEC Corp.                                                13,000    407,723
    NGK Insulators Ltd.                                       6,000     74,255
    Nidec Corp.                                                 600     51,990
    Nikon Corp.                                               3,000    111,043
    Nintendo Co. Ltd.                                         1,100    191,872
    Nippon COMSYS Corp.                                       2,000     42,477
    Nippon Express Co. Ltd.                                  10,000     61,314
    Nippon Mitsubishi Oil Corp.                              17,000     77,814
    Nippon Paper Industries Co.                              10,000     68,189

    Nippon Sheet Glass Co. Ltd.                               4,000     55,531
    Nippon Steel Corp.                                       54,000    113,416
    Nippon Telegraph & Telephone Corp.                           97  1,288,156
    Nippon Yusen Kabushiki Kaisha                            15,000     72,051
    Nissan Motor Co. Ltd.                       +            32,000    188,368
    Nitto Denko Corp.                                         2,000     77,043
    Nomura Securities Co. Ltd.                               15,000    366,612
    NSK Ltd.                                                  6,000     52,555
    Oji Paper Co. Ltd.                                       11,000     75,629
    Olympus Optical Co. Ltd.                                  4,000     71,618
    Omron Corp.                                               3,000     81,375
    Oriental Land Co. Ltd.                                    1,000    102,001
    Orix Corp.                                                  720    106,127
    Osaka Gas Co.                                            22,000     63,197
    Pioneer Electronic Corp.                                  2,000     77,796
    Promise Co. Ltd.                                          1,000     78,926
    Rohm Co. Ltd.                                               900    262,774
    Sakura Bank Ltd.                                         31,000    214,015
    Sankyo Co. Ltd.                                           4,000     90,228
    Sanyo Electric Co. Ltd.                                  17,000    152,748
    Secom Co. Ltd.                                            2,000    145,985
    Sekisui House Ltd.                                        8,000     73,916
    Sharp Corp.                                               8,000    141,276
    Shin-Etsu Chemical Co. Ltd.                               3,000    152,013
    Shionogi & Co. Ltd.                                       3,000     56,934
    Shiseido Co.                                              5,000     77,231
    Shizuoka Bank Ltd.                                        7,000     59,336
    Skylark Co.                                               1,000     39,463
    SMC Corp.                                                   600    112,738
    Softbank Corp.                                            2,500    339,063
    Sony Corp.                                                6,800    634,048
    Sumitomo Bank Ltd. (The)                                 25,000    306,098
    Sumitomo Chemical Co. Ltd.                               16,000     96,142
    Sumitomo Corp.                                            9,000    101,126
    Sumitomo Electric Industries                              7,000    119,859
    Sumitomo Marine & Fire Insurance Co. Ltd.                10,000     58,112
    Taisho Pharmaceutical Co. Ltd.                            3,000    107,370
    Taiyo Yuden Co. Ltd.                                      1,000     62,538
    Takara Shuzo Co.                                          2,000     49,823
    Takeda Chemical Industries                                7,000    458,865
    Takefuji Corp.                                            1,200    144,780
    Teijin Ltd.                                              12,000     58,432
    Terumo Corp.                                              2,000     67,624
    Tobu Railway Co. Ltd.                                    17,000     48,515
    Toho Co. Ltd.                                               200     34,019
    Tohoku Electric Power Co. Inc.                            2,800     37,711
    Tokai Bank Ltd.                                          19,000     93,590
    Tokio Marine & Fire Insurance Co. Ltd.                   11,000    126,809
    Tokyo Electric Power Co. Inc.                             8,800    214,250
    Tokyo Electronics Ltd.                                    1,000    136,755
    Tokyo Gas Co.                                            25,000     70,168
    Tokyu Corp.                                              14,000     69,093
    Toppan Printing Co. Ltd.                                  6,000     63,405
    Toray Industries Inc.                                    17,000     68,848
    Toshiba Corp.                                            24,000    270,571

    Toyo Seikan Kaisha Ltd.                                   3,000     55,946
    Toyota Motor Corp.                                       29,000  1,319,236
    Trans Cosmos Inc.                                           200     29,988
    Uni-Charm Corp.                                             800     48,373
    Wacoal Corp.                                              5,000     50,860
    Yamanouchi Pharmaceutical Co. Ltd.                        3,000    163,598
    Yamato Transport Co. Ltd.                                 4,000     99,270
    ----------------------------------------------------------------------------
                                                                    19,918,616
    ----------------------------------------------------------------------------

    NETHERLANDS--5.14%
    ----------------------------------------------------------------------------
    ABN AMRO Holding NV                                      11,138    272,870
    Aegon NV                                                 10,148    361,103
    Akzo Nobel NV                                             2,364    100,438
    ASM Lithography Holding NV                  +             3,138    134,881
    Elsevier NV                                               5,957     72,174
    Getronics NV                                              2,670     41,170
    Heineken NV                                               2,337    142,243
    ING Groep NV                                              7,314    494,402
    Koninklijike Philips Electronics NV                      10,409    490,939
    Koninklijke Ahold NV                                      6,081    178,995
    Royal Dutch Petroleum Co.                                16,415  1,020,266
    Royal KPN NV                                              6,976    312,038
    TNT Post Group NV                                         3,591     96,856
    Unilever NV                                               4,134    189,651
    VOPAK                                                     2,403     52,768
    Wolters Kluwer NV                                         2,391     63,691
    ----------------------------------------------------------------------------
                                                                     4,024,485
    ----------------------------------------------------------------------------

    NEW ZEALAND--0.10%
    ----------------------------------------------------------------------------
    Lion Nathan Ltd.                                         35,635     79,438
    ----------------------------------------------------------------------------
                                                                        79,438
    ----------------------------------------------------------------------------

    NORWAY--0.31%
    ----------------------------------------------------------------------------
    Bergesen DY "A"                                           2,734     56,072
    Norsk Hydro ASA                                           2,715    113,896
    Orkla As A-Aksjer                                         3,612     68,607
    ----------------------------------------------------------------------------
                                                                       238,575
    ----------------------------------------------------------------------------

    PORTUGAL--0.45%
    ----------------------------------------------------------------------------
    Banco Comercial Portugues SA "R"                          9,868     51,347
    Banco Espirito Santo e Comercial de Lisboa SA             1,726     42,351
    Brisa-Auto Estradas de Portugal SA                        4,522     38,943
    EDP - Electricidade de Portugal SA                        4,559     82,789
    Portugal Telecom                                          9,108    102,264
    Sonae SGPS SA                                            17,080     36,080
    ----------------------------------------------------------------------------
                                                                       353,774
    ----------------------------------------------------------------------------

    SINGAPORE--0.84%
    ----------------------------------------------------------------------------
    Chartered Semiconductor Manufacturing       +             8,000     69,928
    City Developments Ltd.                                   12,000     46,541
    DBS Group Holdings Ltd.                                  10,652    136,888
    DBS Land Ltd.                                            33,000     42,791
    Oversea-Chinese Banking Corp Ltd. - Ordinary Shares      11,350     78,186
    Singapore Airlines Ltd.                                   9,000     89,088

    Singapore Press Holdings Ltd.                             4,000     62,518
    Singapore Telecommunications Ltd.                        46,000     67,367
    United Overseas Bank Ltd.                                10,392     67,976
    ----------------------------------------------------------------------------
                                                                       661,283
    ----------------------------------------------------------------------------

    SPAIN--2.72%
    ----------------------------------------------------------------------------
    Autopistas Concesion                        +             5,772      2,480
    Autopistas Concesionaria Espanola SA                      5,772     50,204
    Banco Bilbao Vizcaya SA                                  23,653    353,421
    Banco Santander Central Hispano SA                       30,724    324,138
    Corporacion Financiere Alba                 +             1,406     37,050
    Endesa SA                                                 7,371    142,791
    Fomento de Construcciones y Contratas SA                  2,289     43,272
    Gas Natural SDG SA                                        3,900     70,003
    Grupo Dragados SA                                        10,404     74,598
    Iberdrola SA                                              7,322     94,375
    Repsol SA                                                 9,518    189,471
    Sociedad General de Aguas de Barcelona SA                 2,780     37,159
    Tabacalera SA "A"                                         4,570     70,204
    Telefonica SA                               +            24,769    532,088
    Union Electrica Fenosa SA                                 2,719     49,194
    Zardoya Otis SA                                           6,733     59,655
    ----------------------------------------------------------------------------
                                                                     2,130,103
    ----------------------------------------------------------------------------

    SWEDEN--3.44%
    ----------------------------------------------------------------------------
    Atlas Copco AB "B"                                        2,219     42,770
    Drott AB                                                  4,750     51,162
    Electrolux AB "B"                                         3,394     52,526
    ForeningsSparbanken AB                                    4,950     72,398
    Hennes & Mauritz AB                                       6,051    126,234
    NetCom AB "B"                               +               900     66,429
    Nordic Baltic Holding AB                                 21,357    161,025
    Sandvik AB                                                2,295     48,138
    Securitas AB "B"                                          2,965     62,863
    Skandia Forsakrings AB                                   11,320    299,043
    Skandinaviska Enskilda Banken "A"                         6,300     74,643
    Skanska AB "B"                                            1,588     56,264
    Svenska Cellulosa AB "B"                                  2,325     44,154
    Svenska Handelsbanken AB "B"                              5,900     85,624
    Swedish Match AB                                         13,328     41,102
    Telefonakfiebolaget Ericsson AB                          60,008  1,187,234
    Telia AB                                    +            10,600     99,750
    Volvo AB "B"                                              3,602     78,207
    WM-Data AB                                                7,355     40,444
    ----------------------------------------------------------------------------
                                                                     2,690,010
    ----------------------------------------------------------------------------

    SWITZERLAND--5.44%
    ----------------------------------------------------------------------------
    ABB Ltd.                                                  2,243    268,456
    Adecco SA                                                   140    118,944
    Alusuisse Lonza Group AG                    +               102     66,464
    Credit Suisse Group                                       2,138    425,280
    Gebruder Sulzer AG                          +                65     43,231
    Givaudan - Foreign Registered               +                63     19,174
    Holderbank Financiere Glarus AG                             134     43,781
    Holderbank Financiere Glarus AG "B"                          51     62,525

    Nestle SA                                                   289    578,407
    Novartis AG - Registered                                    544    861,677
    Roche Holding AG                                             51    496,448
    Roche Holding AG-Genusschein                                 12    126,926
    Schindler Holding AG                                         28     42,909
    Schweizerische Rueckversicherungs-Gesellschaft              100    203,819
    Swatch Grap AG                                               57     72,466
    Swisscom AG                                                 558    193,257
    Union Bank of Switzerbank                                 3,244    475,260
    Zurich Allied AG                                            330    163,043
    ----------------------------------------------------------------------------
                                                                     4,262,067
    ----------------------------------------------------------------------------

    UNITED KINGDOM--18.59%
    ----------------------------------------------------------------------------
    Abbey National PLC                                       10,532    126,257
    Allied Zurich PLC                                        11,530    136,733
    AMVESCAP PLC                                              5,511     88,644
    Anglian Water PLC                                         6,542     60,555
    Arm Holdings PLC                            +             7,615     81,813
    BAA PLC                                                   9,421     75,768
    Barclays PLC                                             11,485    286,341
    Bass PLC                                                  8,258     93,106
    BG Group PLC                                             25,767    166,957
    Blue Circle Industries PLC                                7,627     49,361
    BOC Group PLC                                             3,826     55,155
    Boots Co. PLC                                             8,188     62,497
    BP Amoco PLC                                            173,728  1,671,368
    British Aerospace PLC                                    22,004    137,567
    British Airways PLC                                      10,196     58,793
    British American Tobacco PLC                             21,132    141,415
    British Sky Broadcasting Group PLC          +            13,940    273,301
    British Telecommunications PLC                           49,095    636,222
    Burmah Castrol PLC                                        2,563     64,794
    Cadbury Schweppes PLC                                    15,528    102,263
    Canary Wharf Finance PLC                    +             8,119     45,647
    Capita Group PLC                                          1,859     45,615
    Carlton Communications PLC                                5,870     75,713
    Centrica PLC                                             29,385     98,322
    CGU PLC                                                  16,552    276,286
    Compass Group PLC                                         5,363     70,842
    Corus Group PLC                                          30,263     44,314
    Diageo PLC                                               24,066    216,558
    Dixons Group PLC                                         15,509     63,306
    Electrocomponents PLC                                     4,340     44,454
    EMI Group PLC                                             6,945     63,232
    GKN PLC "B"                                               5,919     75,716
    Glaxo Wellcome PLC                                       26,976    788,813
    Granada Group PLC                                        14,330    143,518
    Great Universal Stores PLC                                9,242     59,603
    Halifax PLC                                              16,658    160,260
    Hanson PLC                                                7,221     51,172
    Hays PLC                                                 12,846     71,832
    HSBC Holdings PLC                                        63,929    732,901
    Imperial Chemical Industries PLC                          7,273     57,886
    Invensys PLC                                             27,902    105,004
    J Sainsbury PLC                                          16,140     73,476

    Kingfisher PLC                                           11,570    105,605
    Ladbroke Group PLC                                       15,154     53,350
    Land Securities PLC                                       4,627     55,468
    Legal & General Group PLC                                36,494     85,560
    Lloyds TSB Group PLC                                     41,720    395,043
    Logica PLC                                                3,049     72,362
    Marconi PLC                                              19,382    252,937
    Marks & Spencer PLC                                      23,054     81,249
    Misys PLC                                                 4,645     39,331
    National Grid Group PLC                                  10,190     80,561
    National Power PLC                                        9,209     58,832
    Nycomed Amersham PLC "A"                                  5,977     59,498
    Pearson PLC                                               4,418    140,786
    Peninsular & Oriental Steam Navigation Co. PLC            7,949     68,272
    Prudential Corp. PLC                                     13,373    196,435
    Psion PLC                                                 3,830     37,138
    Railtrack Group PLC                                       4,674     72,805
    Reed International PLC                                    9,589     83,667
    Rentokil Initial PLC                                     24,807     56,466
    Reuters Group PLC                                        10,427    178,319
    Rio Tinto PLC                                             9,297    152,364
    Royal Bank of Scotland Group PLC                         19,389    325,406
    Sage Group PLC                                            9,623     78,123
    Schroders PLC                                             2,562     46,186
    Scottish Power PLC                                       12,685    107,793
    Sema Group PLC                                            3,602     51,379
    Smith & Nephew Associated                                14,249     52,758
    SmithKline Beecham PLC                                   42,128    552,968
    Smiths Industries PLC                                     4,444     57,995
    Tesco PLC                                                48,782    152,122
    Thames Water PLC                                          4,017     52,117
    3i Group PLC                                              3,979     82,056
    Unigate PLC                                              13,995     61,586
    Unilever PLC                                             21,405    129,924
    United Utilities PLC                                      5,079     50,405
    Vodafone Group PLC ADR                                  465,708  1,886,863
    Williams PLC                                              9,227     53,906
    Wolseley PLC                                              7,972     42,944
    WPP Group PLC                                             5,720     83,760
    Zeneca Group PLC                                         13,449    629,593
    ----------------------------------------------------------------------------
                                                                    14,557,312
    ----------------------------------------------------------------------------

    TOTAL COMMON STOCKS
    (Cost: $66,238,347)                                             74,091,203
    ----------------------------------------------------------------------------


    Security                                                 Shares      Value
    ----------------------------------------------------------------------------

    PREFERRED STOCKS--0.46%
    AUSTRALIA--0.23%
    ----------------------------------------------------------------------------
    News Corp. Ltd.                                          15,039    181,289
    ----------------------------------------------------------------------------
                                                                       181,289
    ----------------------------------------------------------------------------

    GERMANY--0.23%
    ----------------------------------------------------------------------------

    SAP AG - Vorzug                                             954    176,429
    ----------------------------------------------------------------------------
                                                                       176,429
    ----------------------------------------------------------------------------

    TOTAL PREFERRED STOCKS
    (Cost: $273,296)                                                   357,718
    ----------------------------------------------------------------------------

    Security                                               Principal     Value
    ----------------------------------------------------------------------------

    SHORT TERM INSTRUMENTS--4.61%

    UNITED STATES--4.61%
    ----------------------------------------------------------------------------
    U.S. Treasury Bills
     5.61%, 08/03/00                           ++         2,227,000  2,215,428
     5.67%, 07/13/00                           ++         1,401,000  1,398,176
    ----------------------------------------------------------------------------
                                                                     3,613,604
    ----------------------------------------------------------------------------

    TOTAL SHORT TERM INSTRUMENTS
    (Cost: $3,614,271)                                               3,613,604
    ----------------------------------------------------------------------------


    TOTAL INVESTMENTS IN SECURITIES -- 99.68%
    (Cost $70,125,914)                                              78,062,525
    ----------------------------------------------------------------------------
    Other Assets, Less Liabilities -- 0.32%                            254,045
    ----------------------------------------------------------------------------
    NET ASSETS -- 100.00%                                          $78,316,570
    ============================================================================

--------------------------------------------------------------------------------
+ Non-income earning securities.
++These U.S. Treasury Bills are held in a segregated account in connection with the Master Portfolio holdings of FTSE 100 Index, Nikkei 300 Index and Euro 50 Index future contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments:
In International Index Master Portfolio ("Master Portfolio"),
  at market value (Note 1)                                    $9,176,820
Receivables:
         Due from E*TRADE Asset Management, Inc. (Note 2)          3,276
                                                              ----------
Total Assets                                                   9,180,096
                                                              ----------
LIABILITIES
Payables:
         Accrued administration fee (Note 2)                      13,192
         Distribution to shareholders                             50,233
                                                              ----------
Total Liabilities                                                 63,425
                                                              ----------
NET ASSETS                                                    $9,116,671
                                                              ==========
Net assets consist of:
         Paid-in capital                                       9,098,388
         Distributions in excess of net investment income        (10,318)
         Undistributed net realized gain on investments           13,982
         Net unrealized appreciation of investments               14,619
                                                              ----------
NET ASSETS                                                    $9,116,671
                                                              ==========
Shares outstanding                                               828,755
                                                              ==========
Net asset value and offering price per share                  $    11.00
                                                              ==========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
         Dividends                                                  $  79,612
         Interest                                                       9,805
         Expenses                                                     (10,453)
                                                                    ---------
Net investment  income allocated from Master  Portfolio                78,964
                                                                    ---------
FUND EXPENSES (Note 2)
         Advisory Fees                                                    835
         Administration fees                                           11,690
         Trustee fees                                                     412
                                                                    ---------
Total fund expenses                                                    12,937
                                                                    ---------
Less:
         Waived Trustee fees (Note 2)                                    (412)
                                                                    ---------
Total Net Expenses                                                     12,525
                                                                    ---------
Net investment income                                                  66,439
                                                                    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ALLOCATED FROM MASTER PORTFOLIO
         Net realized gain on investments                              20,619
         Net realized loss on sale of futures contracts               (14,349)
         Net change in unrealized  depreciation of investments       (401,896)
         Net change in unrealized depreciation of future contr        (20,621)
                                                                    ---------
         Net loss on investments and future contracts  allocated
           from International Index Master Portfolio
           Master Portfolio                                          (416,247)
                                                                    ---------
NET  DECREASE  IN NET  ASSETS RESULTING FROM OPERATIONS             $(349,808)
                                                                    =========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the Period October
                                                                                                22, 1999
                                                                For the Six Month       (commencement of
                                                              Ended June 30, 2000    operations) through
                                                                      (Unaudited)      December 31, 1999
                                                              ------------------- ----------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
         Net investment income                                          $   66,439     $   1,231
         Net realized gain                                                   6,270         5,236
         Net change in unrealized appreciation (depreciation)             (422,517)      437,136
                                                                        ----------     ----------
Net increase  (decrease) in net assets  resulting  from  operations       (349,808)      443,603
                                                                        ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
         From net investment income                                        (73,490)       (2,022)
                                                                        ----------     ----------
Total distributions to shareholders                                        (73,490)       (2,022)
                                                                        ----------     ----------
CAPITAL SHARE TRANSACTIONS:
         Proceeds from shares sold                                       6,236,980     5,758,515
         Net asset value of shares issued in reinvestment of
            dividends and distributions                                     24,193             0
         Cost of shares redeemed (net of redemption fees of
            $10,443 and $838, respectively)                             (2,619,981)     (301,319)
                                                                        ----------     ----------
Net increase in net assets resulting from capital share transactions     3,641,192     5,457,196
                                                                        ----------     ----------
Increase in net assets                                                   3,217,894     5,898,777
NET ASSETS:
Beginning of period                                                      5,898,777             0
                                                                        ----------     ----------
End of period (including distributions in excess of net investment
   income of $10,443 and $3,267)                                        $9,116,671     $5,898,777
                                                                        ==========     ==========
SHARES ISSUED AND REDEEMED:
         Shares sold                                                       556,527       532,825
         Shares issued in reinvestment of dividends and distributions        2,122             0
         Shares redeemed                                                  (235,420)      (27,299)
                                                                        ----------     ----------
Net increase in shares outstanding                                         323,229       505,526
                                                                        ==========     ==========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

E*TRADE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                                                        PERIOD FROM
                                                                           SIX        OCT. 22, 1999
                                                                  MONTHS ENDED        (COMMENCEMENT
                                                                 JUN. 30, 2000    OF OPERATIONS) TO
                                                                   (UNAUDITED) ++     DEC. 31, 1999 ++
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $  11.67          $  10.00
                                                                      --------          --------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income                                            0.08              0.00***
         Net realized and unrealized gain (loss) on investments          (0.67)             1.67
                                                                      --------          --------
TOTAL FROM INVESTMENT OPERATIONS                                         (0.59)             1.67
                                                                      --------          --------
LESS DISTRIBUTIONS:
         From net investment income                                      (0.09)            (0.00)***
                                                                      --------          --------
TOTAL DISTRIBUTIONS                                                      (0.09)            (0.00)***
                                                                      --------          --------
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL                                  0.01              0.00***
                                                                      --------          --------
NET ASSET VALUE, END OF PERIOD                                        $  11.00          $  11.67
                                                                      ========          ========
TOTAL RETURN                                                           (4.98)%**          16.74%*
                                                                      ========          ========
RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period (000s)                             $ 9,117           $ 5,899
         Ratio of expenses to average net assets                  +      0.55%+++          0.55%+++
         Ratio of net investment income to average net assets     +      1.59%             0.24%
         Portfolio turnover rate                                  1     33.00%             39.00%

--------------------------------------------------------------------------------

* For the period October 22, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results or future returns.

** For the six months ended June 30, 2000 and not indicative of a full year's operating results or future returns.

***  Rounds to less than $0.01.

+    Annualized.

++ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.

+++ The Investment Adviser has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged.

1    Represents the Portfolio turnover rate of the corresponding Master
     Portfolio.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE International Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2000 the Trust offered eight series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE International Index Fund.

         The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index"). *

         * Morgan Stanley Capital International Inc., ("MSCI") does not sponsor the Fund, nor is it affiliated in any way with the E*TRADE Group, Inc. "Morgan Stanley Capital International Europe, Australasia, Far East Free Index (TM)", "EAFE Free Index (TM)", and "EAFE (TM)" are trademarks of MSCI. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

         The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     PRINCIPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.


     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the International Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of June 30, 2000, the value of the Fund's investment was 12% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

         The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

         For the year ended December 31, 1999, the Fund has elected to defer $2,873 of capital losses attributable to Post-October losses.

     REDEMPTION FEES

         For redemptions made after September 30, 2000, shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that are redeemed before October 1, 2000 and within four months from the date of purchase, the redemption fee is 0.50%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter of the Master Portfolio's average daily net assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.28% of its average daily net assets for its services as administrator of the Fund.

         The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.10% of the first $1 billion, and 0.07% thereafter, of its average daily net assets to Barclays Global Investors, N.A. and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the six months ended June 30, 2000. Effective May 9, 2000, the trustees fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to the Administrative Agreement.

3.   PORTFOLIO SECURITIES LOANED

         As of June 30, 2000, the Master Portfolio had loaned securities which were collateralized by money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $70,125,914) (Note 1)            $78,062,525
Cash                                                                        835
Foreign currency, at value (Cost: $218,335)                             221,579
Receivables:
         Dividends                                                      146,191
         Due from broker - variation margin                             140,542
Unrealized gain on foreign currency exchange contracts                   32,739
                                                                    -----------
Total Assets                                                         78,604,411
                                                                    -----------

LIABILITIES
Payables:
         Investment securities purchased                                157,013
         Due to BGI Stephens (Note 2)                                    65,471
 Unrealized loss on foreign currency exchange contracts                  65,357
                                                                    -----------
Total Liabilities                                                       287,841
                                                                    -----------
NET ASSETS                                                          $78,316,570
                                                                    ===========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
         Dividends (Net of foreign withholding tax of $85,590)                       $   666,870
         Interest                                                                         84,779
                                                                                     -----------
Total investment income                                                                  751,649
                                                                                     -----------
EXPENSES (NOTE 2)
         Advisory fees                                                                    53,559
         Administration fees                                                              35,706
                                                                                     -----------
Total expenses                                                                            89,265
                                                                                     -----------
Net investment income                                                                    662,384
                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         Net realized gain on sale of investments                                        196,724
         Net realized loss on sale of futures contracts                                  (29,595)
         Net realized loss on foreign currency transactions                              (89,931)
         Net change in unrealized appreciation (depreciation) of investments          (3,739,615)
         Net change in unrealized appreciation (depreciation) of futures contracts      (198,100)
         Net change in unrealized appreciation (depreciation) on translation of
           assets and liabilities in foreign currencies                                    1,110
                                                                                     -----------
Net loss on investments                                                               (3,859,407)
                                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $(3,197,023)
                                                                                     ===========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Six Months
                                                                      Ended June 30, 2000  For the Period Ended
                                                                              (Unaudited)     December 31, 1999*
                                                                       ------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
         Net investment income                                               $    662,384           $   106,126
         Net realized gain                                                         77,198                32,307
         Net change in unrealized appreciation (depreciation)                  (3,936,605)           11,799,108
                                                                             ------------           -----------
Net increase  (decrease) in net assets  resulting from operations              (3,197,023)           11,937,541
                                                                             ------------           -----------
Interestholder transactions:
         Contributions                                                         29,738,204            54,039,755
         Withdrawals                                                          (11,847,264)           (2,354,643)
                                                                             ------------           -----------
Net increase in net assets resulting from interestholder transactions          17,890,940            51,685,112
                                                                             ------------           -----------
Increase in net assets                                                         14,693,917            63,622,653
NET ASSETS:
Beginning of period                                                            63,622,653                    --
                                                                             ------------           -----------
End of period                                                                $ 78,316,570           $63,622,653
                                                                             ============           ===========

--------------------------------------------------------------------------------

* Period from October 1, 1999 (commencement of operations) to December 31, 1999.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.


     These financial statements relate to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.


     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have

"passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:



                                                                 NET UNREALIZED
   NUMBER OF                     EXPIRATION          NOTIONAL      APPRECIATION
   CONTRACTS              TYPE         DATE    CONTRACT VALUE    (DEPRECIATION)
   ----------------------------------------------------------------------------
   10           FTSE 100 Index     09/15/00        $  964,643          $(18,928)
   36         NIKKEI 300 Index     09/07/00         1,063,980            19,355
   31            EURO 50 Index     09/15/00         1,538,176           (42,754)
                                                                       =========
                                                                       $(42,327)
                                                                       =========



     The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $3,628,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. As of June 30, 2000 the Master Portfolio had no outstanding repurchase agreements.

     FORWARD FOREIGN CURRENCY CONTRACTS

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 2000, the Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                               FOREIGN                            NET UNREALIZED
                               EXCHANGE       CURRENCY                                      GAIN
   CURRENCY                        DATE  COST/PROCEEDS    U.S DOLLAR VALUE                 (LOSS)
-------------------------------------------------------------------------------------------------

   PURCHASE CONTRACTS

   British Pound Sterling      08/03/00     $1,756,901       $1,732,993                $(23,908)

   Euro Dollar                 08/03/00      2,048,405        2,081,144                  32,739

   Japanese Yen                08/03/00      1,684,256        1,679,739                  (4,517)

   Swedish Krona               08/03/00        107,661          107,432                    (229)
                                                                                       ----------

                                                       NET UNREALIZED GAIN ON
                                                       PURCHASE
                                                       CONTRACTS                       $  4,085
                                                                                       ----------
   SALE CONTRACTS

   British Pound Sterling      08/03/00       $788,000         $805,096                $(17,096)

   Euro Dollar                 08/03/00        579,000          595,655                 (16,655)

   Japanese Yen                08/03/00        620,000          621,240                  (1,240)

   Swedish Krona               08/03/00        105,720          107,432                  (1,712)
                                                                                       --------
                                                       NET UNREALIZED LOSS ON
                                                       SALE CONTRACTS                  $(36,703)
                                                                                       ----------

                                                       NET UNREALIZED GAIN ON FORWARD
                                                         FOREIGN CURRENCY CONTRACTS    $(32,618)
                                                                                       ========

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.15% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07%
thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000 were as follows:


    U.S. GOVERNMENT OBLIGATIONS:
    Purchases at cost               $          --
    Sales proceeds                             --

    OTHER SECURITIES:
    Purchases at cost               $  41,187,053
    Sales proceeds                     22,896,338



     At June 30, 2000, the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:



              TAX       UNREALIZED        UNREALIZED    NET UNREALIZED
             COST     APPRECIATION      DEPRECIATION      APPRECIATION
-----------------------------------------------------------------------

      $70,125,914      $12,371,620      $(4,435,009)        $7,936,611


4.       FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities for the Master Portfolio are as follows:


                                                             SIX       FOR THE
                                                    MONTHS ENDED  PERIOD ENDED
                                                   JUNE 30, 2000  DECEMBER 31,
                                                     (UNAUDITED)         1999*
-------------------------------------------------------------------------------

     Ratio of expenses to average net assets        +     0.25%         0.25%
     Ratio of net investment income to average net
     assets+                                              1.85%         0.82%

     Portfolio turnover rate                                33%           39%

--------------------------------------------------------------------------------

* Period from March 1, 1999 (commencement of operations) to December 31, 1999. + Annualized for period of less than one year.